Income Taxes (Tables)	12 Months Ended
Jan. 02, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The Company's earnings before income taxes as generated from its U.S. and international operations are as follows (in millions):

	2015	2014	2013
U.S.	$(107)	$157	$(17)
International	1,035	911	801
Earnings before income taxes and noncontrolling interest	$928	$1,068	$784

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense consisted of the following (in millions):

	2015	2014	2013
Current:
U.S. federal	$64	$151	$104
U.S. state and other	2	11	7
International	56	39	108
Total current	122	201	219
Deferred	(60)	(88)	(127)
Income tax expense	$62	$113	$92

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows (in millions):

	2015	2014
Deferred income tax assets:
Net operating loss carryforwards	$350	$415
Tax credit carryforwards	144	119
Inventories	34	30
Stock-based compensation	56	46
Compensation and benefits	143	131
R&D expenditures, capitalized for tax	80	92
Accrued liabilities and other	124	129
	931	962
Less: valuation allowance	(337)	(400)
Deferred income tax assets, net	594	562
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(1)	(9)
Unrealized gain on derivative financial instruments	(4)	—
Property, plant and equipment	(166)	(171)
Intangible assets	(853)	(322)
Deferred income tax liabilities	(1,024)	(502)
Net deferred income tax assets (liabilities)	$(430)	$60

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate is as follows:

	2015	2014	2013
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	(0.1)	0.2	0.6
International taxes at lower rates	(22.6)	(19.6)	(13.6)
Tax benefits from domestic manufacturer's deduction	(1.0)	(1.2)	(1.9)
Research and development credits	(2.7)	(2.8)	(4.6)
Puerto Rico excise tax	(2.4)	(1.7)	(3.0)
Reversal of excess tax accruals	(2.8)	—	(1.9)
Noncontrolling interest	0.5	1.8	3.6
Restructuring and acquisition-related items	3.0	(0.3)	—
Other	(0.2)	(0.8)	(2.5)
Effective income tax rate	6.7%	10.6%	11.7%

Schedule of Unrecognized Tax Benefits
The following table summarizes the activity related to the Company's uncertain tax positions (in millions):

	2015	2014	2013
Balance at beginning of year	$328	$315	$314
Increases related to current year tax positions	48	67	74
Increases related to prior year tax positions	—	6	33
Increases related to positions assumed from Thoratec	7	—	—
Reductions related to prior year tax positions	(24)	(27)	(16)
Reductions related to settlements / payments	(16)	(27)	(90)
Expiration of the statute of limitations for the assessment of taxes	(5)	(6)	—
Balance at end of year	$338	$328	$315

Schedule of ASU Updates and Tax Impacts
As discussed in Note 1, the Company adopted ASU No. 2015-17 in light of the process simplification provided by the ASU. As a result, the January 2, 2016 and January 3, 2015 balances of deferred tax assets and deferred tax liabilities previously reported were impacted as follows (in millions):

	January 2, 2016			January 3, 2015
	Previously		As	Previously		As
	Reported	Impact	Adopted	Reported	Impact	Adopted
Deferred income taxes (current assets)	$264	$(264)	$—	$291	$(291)	$—
Other current assets	188	81	269	168	104	272
Deferred income taxes (noncurrent assets)	132	19	151	113	15	128
Other current liabilities	(517)	7	(510)	(493)	—	(493)
Deferred income taxes (noncurrent liabilities)	(738)	157	(581)	(240)	172	(68)